Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Mexico Pawn Operation [Member]	Dec. 31, 2012 Mexico E Commerce Segment [Member]	Sep. 30, 2013 Creazione [Member]	Mar. 31, 2013 Creazione [Member]	Sep. 30, 2012 Creazione [Member]
Income Tax Examination [Line Items]
Federal tax rate					35.00%
Net operating losses carryforward									$ 51,500,000
Carryforward period					10 years
Net operating losses expiration period year					2018
Unrecognized tax benefits, accrued interest and penalties					1,700,000	1,300,000	1,300,000
Income Tax benefit	(28,013,000)	25,116,000	12,727,000	67,487,000	84,656,000	82,360,000	69,269,000
Investment in Subsidiaries					9,338,000	0						23,900,000
Valuation Allowance					21,846,000	0							12,600,000
Deferred Tax Assets, NOL									12,000,000	500,000
Income Tax Benefit From Worthless Stock Deduction											33,200,000
Unrecognized tax benefits					1,021,000	955,000	1,082,000	1,021,000
Reversal Of Valuation Allowance											9,300,000
Reversal Of Accrued Interest And Penalties											1,900,000
Reversal Of Unrecognized Tax Benefits											$ 1,000,000
Effective tax rate	(154.10%)		9.90%		45.40%	37.90%	37.50%